J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Disciplined Equity Fund
(All Share Classes)

JPMorgan Small Cap Equity Fund
(All Share Classes)

JPMorgan Strategic Small Cap Value Fund
(All Share Classes)

(each, a series of JPMorgan Trust I)

Supplement dated August 27, 2009
to the Prospectuses dated November 1, 2008

The portfolio manager information for JPMorgan Disciplined Equity Fund, the JPMorgan Small Cap Equity Fund and the JPMorgan Strategic Small Cap Equity Fund (each, a Fund) in the section “The Funds’ Management and Administration — The Portfolio Managers” is hereby deleted in its entirety and replaced by the following:

Disciplined Equity Fund

The portfolio management team is led by Terance Chen, Vice President of JPMIM and a CFA charterholder, Raffaele Zingone, Vice President of JPMIM and a CFA charterholder, and Scott Blasdell, Managing Director of JPMIM and a CFA charterholder. Mr. Chen has been a portfolio manager in the U.S. Equity Group since 2000 and has been a JPMIM employee since 1994. Mr. Zingone has been a portfolio manager in the U.S. Equity Group since 2000 and has been a JPMIM employee since 1991. Mr. Blasdell has been a portfolio manager on the Structured Equity Team since 2008 and prior to that time he was a portfolio manager for JPMIM’s REIT strategies. Mr. Blasdell has been an employee of JPMIM since 1999.

Small Cap Equity Fund

The portfolio management team is led by Glenn Gawronski, Managing Director of JPMIM, and Don San Jose, Vice President of JPMIM. Mr. Gawronski has worked as portfolio manager for JPMIM or its affiliates since 2004 and has been employed with the firm since 1999. Prior to becoming a portfolio manager, he was an analyst for a micro cap portfolio. Mr. San Jose has been an analyst with the U.S. Small Cap Equity Group since 2004 and a portfolio manager since 2007. An employee since 2000, Mr. San Jose was an analyst in JPMorgan Securities’ equity research department before joining the small cap group.

Strategic Small Cap Value Fund

The portfolio management team is led by James Adler, Vice President of JPMIM, and Bailey Dalton, Vice President of JPMIM. Mr. Adler has been with JPMIM since 2000 and has been a portfolio manager since 2004. Prior to that time, he was an analyst for small and mid cap portfolios. Ms. Dalton has been an analyst for the strategic small cap value accounts since 2007 and a portfolio manager since 2009. Ms. Dalton joined JPMIM in 2005 as an analyst with the US Small Cap Equity Group. Prior to joining JPMIM, Ms. Dalton was the senior analyst covering the consumer discretionary and staples sectors at Acharne Capital Management.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-USEQ-PM-809

JPMorgan SmartRetirement Funds

JPMorgan SmartRetirement Income Fund
JPMorgan SmartRetirement 2010 Fund
JPMorgan SmartRetirement 2015 Fund
JPMorgan SmartRetirement 2020 Fund
JPMorgan SmartRetirement 2025 Fund
JPMorgan SmartRetirement 2030 Fund
JPMorgan SmartRetirement 2035 Fund
JPMorgan SmartRetirement 2040 Fund
JPMorgan SmartRetirement 2045 Fund
JPMorgan SmartRetirement 2050 Fund
(Class A & C Shares)
(each a series of JPMorgan Trust I)

Supplement dated August 27, 2009
to the Prospectuses dated November 1, 2008, as Supplemented

JPMorgan SmartRetirement Income Fund

The following “Annual Fund Operating Expenses” table from the JPMorgan SmartRetirement Income Fund in the “Fees and Expenses for Class A and Class C Shares” section of the Class A and Class C Shares Prospectus replace the corresponding table on page 6 of the Prospectus.

ANNUAL FUND OPERATING EXPENSES (%)
(Expenses that are deducted from Fund assets)

	Class A	Class C
Management Fees	NONE	NONE
Distribution (Rule 12b-1) Fees	0.25	0.75
Shareholder Service Fees[1]	0.25	0.25
Other Expenses[2]	0.06	0.06
Acquired Fund (Underlying Fund) Fee and Expenses[3]	0.57	0.57
Total Annual Fund Operating Expenses[4]	1.13	1.63
Fee Waivers and/or Expenses Reimbursements[1,5]	(0.14)	(0.14)
Net Expenses[5]	0.99	1.49

1	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursements.”

2	“Other Expenses” are based on actual amounts for the most recent fiscal year.

3	“Acquired Fund (Underlying Fund) Fees and Expenses” are based on the allocation of the Fund’s assets among the underlying funds calculated on a daily basis through the Fund’s last fiscal year. This amount reflects the allocation through the Fund’s last fiscal year and does not reflect subsequent allocations among the underlying funds. The Fund invests in Class R5 Shares in the underlying funds to the extent that they are available. To the extent that an underlying fund does not offer Class R5 Shares, the Fund will invest in Institutional Class Shares, if available. To the extent that an underlying fund does not offer Class R5 Shares or Institutional Class Shares, the Fund will invest in Select Class Shares, if available. Acquired Fund (Underlying Fund) Fees and Expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.

4	The Total Annual Fund Operating Expenses included in the fee table do not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights reflect only the operating expenses of the Fund and do not include Acquired Fund (Underlying Fund) Fees and Expenses.

SUP-SRA-1108

5	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes, and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.42% and 0.92%, respectively, of the average daily net assets of the Class A and Class C Shares through 10/31/09. Without the Acquired Fund (Underlying Fund) Fees and Expenses, the Total Annual Fund Operating Expenses of the Fund would be 0.56% and 1.06% of the average daily net assets for Class A and Class C Shares, respectively. Effective 9/1/09, the Fund’s service providers have voluntarily agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes, and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.27% of the average daily net assets of the Class A Shares. Effective 11/1/09, the Class A waiver will become contractual and shall continue until at least 10/31/10. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

JPMorgan SmartRetirement 2010 Fund

The following “Annual Fund Operating Expenses” table from the JPMorgan SmartRetirement 2010 Fund in the “Fees and Expenses for Class A and Class C Shares” section of the Class A and Class C Shares Prospectus replace the corresponding table on page 13 of the Prospectus.

ANNUAL FUND OPERATING EXPENSES (%)
(Expenses that are deducted from Fund assets)

	Class A	Class C
Management Fees	NONE	NONE
Distribution (Rule 12b-1) Fees	0.25	0.75
Shareholder Service Fees[1]	0.25	0.25
Other Expenses[2]	0.12	0.15
Acquired Fund (Underlying Fund) Fee and Expenses[3]	0.63	0.63
Total Annual Fund Operating Expenses[4]	1.25	1.78
Fee Waivers and/or Expenses Reimbursements[1,5]	(0.19)	(0.22)
Net Expenses[5]	1.06	1.56

1	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursements.”

2	“Other Expenses” are based on actual amounts for the most recent fiscal year.

3	“Acquired Fund (Underlying Fund) Fees and Expenses” are based on the allocation of the Fund’s assets among the underlying funds calculated on a daily basis through the Fund’s last fiscal year. This amount reflects the allocation through the Fund’s last fiscal year and does not reflect subsequent allocations among the underlying funds. The Fund invests in Class R5 Shares in the underlying funds to the extent that they are available. To the extent that an underlying fund does not offer Class R5 Shares, the Fund will invest in Institutional Class Shares, if available. To the extent that an underlying fund does not offer Class R5 Shares or Institutional Class Shares, the Fund will invest in Select Class Shares, if available. Acquired Fund (Underlying Fund) Fees and Expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.

4	The Total Annual Fund Operating Expenses included in the fee table do not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights reflect only the operating expenses of the Fund and do not include Acquired Fund (Underlying Fund) Fees and Expenses.

5	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes, and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.43% and 0.93%, respectively, of the average daily net assets of the Class A and Class C Shares through 10/31/09. Without the Acquired Fund (Underlying Fund) Fees and Expenses, the Total Annual Fund Operating Expenses of the Fund would be 0.62% and 1.15% of the average daily net assets for Class A and Class C Shares, respectively. Effective 9/1/09, the Fund’s service providers have voluntarily agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes, and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.28% of the average daily net assets of the Class A Shares. Effective 11/1/09, the Class A waiver will become contractual and shall continue until at least 10/31/10. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

JPMorgan SmartRetirement 2015 Fund

The following “Annual Fund Operating Expenses” table from the JPMorgan SmartRetirement 2015 Fund in the “Fees and Expenses for Class A and Class C Shares” section of the Class A and Class C Shares Prospectus replace the corresponding table on page 20 of the Prospectus.

ANNUAL FUND OPERATING EXPENSES (%)

(Expenses that are deducted from Fund assets)

	Class A	Class C
Management Fees	NONE	NONE
Distribution (Rule 12b-1) Fees	0.25	0.75
Shareholder Service Fees[1]	0.25	0.25
Other Expenses[2]	0.15	0.14
Acquired Fund (Underlying Fund) Fee and Expenses[3]	0.70	0.70
Total Annual Fund Operating Expenses[4]	1.35	1.84
Fee Waivers and/or Expenses Reimbursements[1,5]	(0.22)	(0.21)
Net Expenses[5]	1.13	1.63

1	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursements.”

2	“Other Expenses” are based on actual amounts for the most recent fiscal year.

3	“Acquired Fund (Underlying Fund) Fees and Expenses” are based on the allocation of the Fund’s assets among the underlying funds calculated on a daily basis through the Fund’s last fiscal year. This amount reflects the allocation through the Fund’s last fiscal year and does not reflect subsequent allocations among the underlying funds. The Fund invests in Class R5 Shares in the underlying funds to the extent that they are available. To the extent that an underlying fund does not offer Class R5 Shares, the Fund will invest in Institutional Class Shares, if available. To the extent that an underlying fund does not offer Class R5 Shares or Institutional Class Shares, the Fund will invest in Select Class Shares, if available. Acquired Fund (Underlying Fund) Fees and Expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.

4	The Total Annual Fund Operating Expenses included in the fee table do not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights reflect only the operating expenses of the Fund and do not include Acquired Fund (Underlying Fund) Fees and Expenses.

5	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes, and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.43% and 0.93%, respectively, of the average daily net assets of the Class A and Class C Shares through 10/31/09. Without the Acquired Fund (Underlying Fund) Fees and Expenses, the Total Annual Fund Operating Expenses of the Fund would be 0.65% and 1.14% of the average daily net assets for Class A and Class C Shares, respectively. Effective 9/1/09, the Fund’s service providers have voluntarily agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes, and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.28% of the average daily net assets of the Class A Shares. Effective 11/1/09, the Class A waiver will become contractual and shall continue until at least 10/31/10. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

JPMorgan SmartRetirement 2020 Fund

The following “Annual Fund Operating Expenses” table from the JPMorgan SmartRetirement 2020 Fund in the “Fees and Expenses for Class A and Class C Shares” section of the Class A and Class C Shares Prospectus replace the corresponding table on page 27 of the Prospectus.

ANNUAL FUND OPERATING EXPENSES (%)

(Expenses that are deducted from Fund assets)

	Class A	Class C
Management Fees	NONE	NONE
Distribution (Rule 12b-1) Fees	0.25	0.75
Shareholder Service Fees[1]	0.25	0.25
Other Expenses[2]	0.18	0.15
Acquired Fund (Underlying Fund) Fee and Expenses[3]	0.74	0.76
Total Annual Fund Operating Expenses[4]	1.42	1.89
Fee Waivers and/or Expenses Reimbursements[1,5]	(0.25)	(0.22)
Net Expenses[5]	1.17	1.67

1	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursements.”

2	“Other Expenses” are based on actual amounts for the most recent fiscal year.

3	“Acquired Fund (Underlying Fund) Fees and Expenses” are based on the allocation of the Fund’s assets among the underlying funds calculated on a daily basis through the Fund’s last fiscal year. This amount reflects the allocation through the Fund’s last fiscal year and does not reflect subsequent allocations among the underlying funds. The Fund invests in Class R5 Shares in the underlying funds to the extent that they are available. To the extent that an underlying fund does not offer Class R5 Shares, the Fund will invest in Institutional Class Shares, if available. To the extent that an underlying fund does not offer Class R5 Shares or Institutional Class Shares, the Fund will invest in Select Class Shares, if available. Acquired Fund (Underlying Fund) Fees and Expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.

4	The Total Annual Fund Operating Expenses included in the fee table do not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights reflect only the operating expenses of the Fund and do not include Acquired Fund (Underlying Fund) Fees and Expenses.

5	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes, and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.43% and 0.93%, respectively, of the average daily net assets of the Class A and Class C Shares through 10/31/09. Without the Acquired Fund (Underlying Fund) Fees and Expenses, the Total Annual Fund Operating Expenses of the Fund would be 0.68% and 1.15% of the average daily net assets for Class A and Class C Shares, respectively. Effective 9/1/09, the Fund’s service providers have voluntarily agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes, and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.28% of the average daily net assets of the Class A Shares. Effective 11/1/09, the Class A waiver will become contractual and shall continue until at least 10/31/10. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

JPMorgan SmartRetirement 2025 Fund

The following “Annual Fund Operating Expenses” table from the JPMorgan SmartRetirement 2025 Fund in the “Fees and Expenses for Class A and Class C Shares” section of the Class A and Class C Shares Prospectus replace the corresponding table on page 32 of the Prospectus.

ANNUAL FUND OPERATING EXPENSES (%)

(Expenses that are deducted from Fund assets)

	Class A	Class C
Management Fees	NONE	NONE
Distribution (Rule 12b-1) Fees	0.25	0.75
Shareholder Service Fees[1]	0.25	0.25
Other Expenses[2]	0.03	0.53
Acquired Fund (Underlying Fund) Fee and Expenses[3]	0.76	0.76
Total Annual Fund Operating Expenses[4]	1.29	2.29
Fee Waivers and/or Expenses Reimbursements[1,5]	(0.09)	(0.59)
Net Expenses[5]	1.20	1.70

1	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursements.”

2	“Other Expenses” are based on actual amounts for the most recent fiscal year.

3	“Acquired Fund (Underlying Fund) Fees and Expenses” are based on the allocation of the Fund’s assets among the underlying funds calculated on a daily basis through the Fund’s last fiscal year. This amount reflects the allocation through the Fund’s last fiscal year and does not reflect subsequent allocations among the underlying funds. The Fund invests in Class R5 Shares in the underlying funds to the extent that they are available. To the extent that an underlying fund does not offer Class R5 Shares, the Fund will invest in Institutional Class Shares, if available. To the extent that an underlying fund does not offer Class R5 Shares or Institutional Class Shares, the Fund will invest in Select Class Shares, if available. Acquired Fund (Underlying Fund) Fees and Expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.

4	The Total Annual Fund Operating Expenses included in the fee table do not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights reflect only the operating expenses of the Fund and do not include Acquired Fund (Underlying Fund) Fees and Expenses.

5	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes, and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.44% and 0.94%, respectively, of the average daily net assets of the Class A and Class C Shares through 10/31/09. Without the Acquired Fund (Underlying Fund) Fees and Expenses, the Total Annual Fund Operating Expenses of the Fund would be 0.53% and 1.53% of the average daily net assets for Class A and Class C Shares, respectively. Effective 9/1/09, the Fund’s service providers have voluntarily agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes, and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.29% of the average daily net assets of the Class A Shares. Effective 11/1/09, the Class A waiver will become contractual and shall continue until at least 10/31/10. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

JPMorgan SmartRetirement 2030 Fund

The following “Annual Fund Operating Expenses” table from the JPMorgan SmartRetirement 2030 Fund in the “Fees and Expenses for Class A and Class C Shares” section of the Class A and Class C Shares Prospectus replace the corresponding table on page 39 of the Prospectus.

ANNUAL FUND OPERATING EXPENSES (%)

(Expenses that are deducted from Fund assets)

	Class A	Class C
Management Fees	NONE	NONE
Distribution (Rule 12b-1) Fees	0.25	0.75
Shareholder Service Fees[1]	0.25	0.25
Other Expenses[2]	0.18	0.19
Acquired Fund (Underlying Fund) Fee and Expenses[3]	0.82	0.82
Total Annual Fund Operating Expenses[4]	1.50	2.01
Fee Waivers and/or Expenses Reimbursements[1,5]	(0.24)	(0.25)
Net Expenses[5]	1.26	1.76

1	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursements.”

2	“Other Expenses” are based on actual amounts for the most recent fiscal year.

3	“Acquired Fund (Underlying Fund) Fees and Expenses” are based on the allocation of the Fund’s assets among the underlying funds calculated on a daily basis through the Fund’s last fiscal year. This amount reflects the allocation through the Fund’s last fiscal year and does not reflect subsequent allocations among the underlying funds. The Fund invests in Class R5 Shares in the underlying funds to the extent that they are available. To the extent that an underlying fund does not offer Class R5 Shares, the Fund will invest in Institutional Class Shares, if available. To the extent that an underlying fund does not offer Class R5 Shares or Institutional Class Shares, the Fund will invest in Select Class Shares, if available. Acquired Fund (Underlying Fund) Fees and Expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.

4	The Total Annual Fund Operating Expenses included in the fee table do not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights reflect only the operating expenses of the Fund and do not include Acquired Fund (Underlying Fund) Fees and Expenses.

5	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes, and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.44% and 0.94%, respectively, of the average daily net assets of the Class A and Class C Shares through 10/31/09. Without the Acquired Fund (Underlying Fund) Fees and Expenses, the Total Annual Fund Operating Expenses of the Fund would be 0.68% and 1.19% of the average daily net assets for Class A and Class C Shares, respectively. Effective 9/1/09, the Fund’s service providers have voluntarily agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes, and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.29% of the average daily net assets of the Class A Shares. Effective 11/1/09, the Class A waiver will become contractual and shall continue until at least 10/31/10. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

JPMorgan SmartRetirement 2035 Fund

The following “Annual Fund Operating Expenses” table from the JPMorgan SmartRetirement 2035 Fund in the “Fees and Expenses for Class A and Class C Shares” section of the Class A and Class C Shares Prospectus replace the corresponding table on page 44 of the Prospectus.

ANNUAL FUND OPERATING EXPENSES (%)

(Expenses that are deducted from Fund assets)

	Class A	Class C
Management Fees	NONE	NONE
Distribution (Rule 12b-1) Fees	0.25	0.75
Shareholder Service Fees[1]	0.25	0.25
Other Expenses[2]	0.08	0.80
Acquired Fund (Underlying Fund) Fee and Expenses[3]	0.81	0.81
Total Annual Fund Operating Expenses[4]	1.39	2.61
Fee Waivers and/or Expenses Reimbursements[1,5]	(0.14)	(0.86)
Net Expenses[5]	1.25	1.75

1	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursements.”

2	“Other Expenses” are based on actual amounts for the most recent fiscal year.

3	“Acquired Fund (Underlying Fund) Fees and Expenses” are based on the allocation of the Fund’s assets among the underlying funds calculated on a daily basis through the Fund’s last fiscal year. This amount reflects the allocation through the Fund’s last fiscal year and does not reflect subsequent allocations among the underlying funds. The Fund invests in Class R5 Shares in the underlying funds to the extent that they are available. To the extent that an underlying fund does not offer Class R5 Shares, the Fund will invest in Institutional Class Shares, if available. To the extent that an underlying fund does not offer Class R5 Shares or Institutional Class Shares, the Fund will invest in Select Class Shares, if available. Acquired Fund (Underlying Fund) Fees and Expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.

4	The Total Annual Fund Operating Expenses included in the fee table do not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights reflect only the operating expenses of the Fund and do not include Acquired Fund (Underlying Fund) Fees and Expenses.

5	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes, and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.44% and 0.94%, respectively, of the average daily net assets of the Class A and Class C Shares through 10/31/09. Without the Acquired Fund (Underlying Fund) Fees and Expenses, the Total Annual Fund Operating Expenses of the Fund would be 0.58% and 1.80% of the average daily net assets for Class A and Class C Shares, respectively. Effective 9/1/09, the Fund’s service providers have voluntarily agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes, and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.29% of the average daily net assets of the Class A Shares. Effective 11/1/09, the Class A waiver will become contractual and shall continue until at least 10/31/10. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

JPMorgan SmartRetirement 2040 Fund

The following “Annual Fund Operating Expenses” table from the JPMorgan SmartRetirement 2040 Fund in the “Fees and Expenses for Class A and Class C Shares” section of the Class A and Class C Shares Prospectus replace the corresponding table on page 51 of the Prospectus.

ANNUAL FUND OPERATING EXPENSES (%)

(Expenses that are deducted from Fund assets)

	Class A	Class C
Management Fees	NONE	NONE
Distribution (Rule 12b-1) Fees	0.25	0.75
Shareholder Service Fees[1]	0.25	0.25
Other Expenses[2]	0.22	0.21
Acquired Fund (Underlying Fund) Fee and Expenses[3]	0.83	0.83
Total Annual Fund Operating Expenses[4]	1.55	2.04
Fee Waivers and/or Expenses Reimbursements[1,5]	(0.28)	(0.27)
Net Expenses[5]	1.27	1.77

1	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursements.”

2	“Other Expenses” are based on actual amounts for the most recent fiscal year.

3	“Acquired Fund (Underlying Fund) Fees and Expenses” are based on the allocation of the Fund’s assets among the underlying funds calculated on a daily basis through the Fund’s last fiscal year. This amount reflects the allocation through the Fund’s last fiscal year and does not reflect subsequent allocations among the underlying funds. The Fund invests in Class R5 Shares in the underlying funds to the extent that they are available. To the extent that an underlying fund does not offer Class R5 Shares, the Fund will invest in Institutional Class Shares, if available. To the extent that an underlying fund does not offer Class R5 Shares or Institutional Class Shares, the Fund will invest in Select Class Shares, if available. Acquired Fund (Underlying Fund) Fees and Expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.

4	The Total Annual Fund Operating Expenses included in the fee table do not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights reflect only the operating expenses of the Fund and do not include Acquired Fund (Underlying Fund) Fees and Expenses.

5	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes, and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.44% and 0.94%, respectively, of the average daily net assets of the Class A and Class C Shares through 10/31/09. Without the Acquired Fund (Underlying Fund) Fees and Expenses, the Total Annual Fund Operating Expenses of the Fund would be 0.72% and 1.21% of the average daily net assets for Class A and Class C Shares, respectively. Effective 9/1/09, the Fund’s service providers have voluntarily agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes, and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.29% of the average daily net assets of the Class A Shares. Effective 11/1/09, the Class A waiver will become contractual and shall continue until at least 10/31/10. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

JPMorgan SmartRetirement 2045 Fund

The following “Annual Fund Operating Expenses” table from the JPMorgan SmartRetirement 2045 Fund in the “Fees and Expenses for Class A and Class C Shares” section of the Class A and Class C Shares Prospectus replace the corresponding table on page 56 of the Prospectus.

ANNUAL FUND OPERATING EXPENSES (%)

(Expenses that are deducted from Fund assets)

	Class A	Class C
Management Fees	NONE	NONE
Distribution (Rule 12b-1) Fees	0.25	0.75
Shareholder Service Fees[1]	0.25	0.25
Other Expenses[2]	1.78	2.55
Acquired Fund (Underlying Fund) Fee and Expenses[3]	0.82	0.82
Total Annual Fund Operating Expenses[4]	3.10	4.37
Fee Waivers and/or Expenses Reimbursements[1,5]	(1.84)	(2.61)
Net Expenses[5]	1.26	1.76

1	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursements.”

2	“Other Expenses” are based on actual amounts for the most recent fiscal year.

3	“Acquired Fund (Underlying Fund) Fees and Expenses” are based on the allocation of the Fund’s assets among the underlying funds calculated on a daily basis through the Fund’s last fiscal year. This amount reflects the allocation through the Fund’s last fiscal year and does not reflect subsequent allocations among the underlying funds. The Fund invests in Class R5 Shares in the underlying funds to the extent that they are available. To the extent that an underlying fund does not offer Class R5 Shares, the Fund will invest in Institutional Class Shares, if available. To the extent that an underlying fund does not offer Class R5 Shares or Institutional Class Shares, the Fund will invest in Select Class Shares, if available. Acquired Fund (Underlying Fund) Fees and Expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.

4	The Total Annual Fund Operating Expenses included in the fee table do not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights reflect only the operating expenses of the Fund and do not include Acquired Fund (Underlying Fund) Fees and Expenses.

5	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes, and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.44% and 0.94%, respectively, of the average daily net assets of the Class A and Class C Shares through 10/31/09. Without the Acquired Fund (Underlying Fund) Fees and Expenses, the Total Annual Fund Operating Expenses of the Fund would be 2.28% and 3.55% of the average daily net assets for Class A and Class C Shares, respectively. Effective 9/1/09, the Fund’s service providers have voluntarily agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes, and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.29% of the average daily net assets of the Class A Shares. Effective 11/1/09, the Class A waiver will become contractual and shall continue until at least 10/31/10. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

JPMorgan SmartRetirement 2050 Fund

The following “Annual Fund Operating Expenses” table from the JPMorgan SmartRetirement 2050 Fund in the “Fees and Expenses for Class A and Class C Shares” section of the Class A and Class C Shares Prospectus replace the corresponding table on page 61 of the Prospectus.

ANNUAL FUND OPERATING EXPENSES (%)

(Expenses that are deducted from Fund assets)

	Class A	Class C
Management Fees	NONE	NONE
Distribution (Rule 12b-1) Fees	0.25	0.75
Shareholder Service Fees[1]	0.25	0.25
Other Expenses[2]	2.60	2.90
Acquired Fund (Underlying Fund) Fee and Expenses[3]	0.82	0.82
Total Annual Fund Operating Expenses[4]	3.92	4.72
Fee Waivers and/or Expenses Reimbursements[1,5]	(2.66)	(2.96)
Net Expenses[5]	1.26	1.76

1	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursements.”

2	“Other Expenses” are based on actual amounts for the most recent fiscal year.

3	“Acquired Fund (Underlying Fund) Fees and Expenses” are based on the allocation of the Fund’s assets among the underlying funds calculated on a daily basis through the Fund’s last fiscal year. This amount reflects the allocation through the Fund’s last fiscal year and does not reflect subsequent allocations among the underlying funds. The Fund invests in Class R5 Shares in the underlying funds to the extent that they are available. To the extent that an underlying fund does not offer Class R5 Shares, the Fund will invest in Institutional Class Shares, if available. To the extent that an underlying fund does not offer Class R5 Shares or Institutional Class Shares, the Fund will invest in Select Class Shares, if available. Acquired Fund (Underlying Fund) Fees and Expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.

4	The Total Annual Fund Operating Expenses included in the fee table do not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights reflect only the operating expenses of the Fund and do not include Acquired Fund (Underlying Fund) Fees and Expenses.

5	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes, and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.44% and 0.94%, respectively, of the average daily net assets of the Class A and Class C Shares through 10/31/09. Without the Acquired Fund (Underlying Fund) Fees and Expenses, the Total Annual Fund Operating Expenses of the Fund would be 3.10% and 3.90% of the average daily net assets for Class A and Class C Shares, respectively. Effective 9/1/09, the Fund’s service providers have voluntarily agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes, and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.29% of the average daily net assets of the Class A Shares. Effective 11/1/09, the Class A waiver will become contractual and shall continue until at least 10/31/10. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMorgan SmartRetirement Funds

JPMorgan SmartRetirement Income Fund
JPMorgan SmartRetirement 2010 Fund
JPMorgan SmartRetirement 2015 Fund
JPMorgan SmartRetirement 2020 Fund
JPMorgan SmartRetirement 2025 Fund
JPMorgan SmartRetirement 2030 Fund
JPMorgan SmartRetirement 2035 Fund
JPMorgan SmartRetirement 2040 Fund
JPMorgan SmartRetirement 2045 Fund
JPMorgan SmartRetirement 2050 Fund
(Class R2 Shares)
(each a series of JPMorgan Trust I)

Supplement dated August 27, 2009
to the Prospectuses dated November 1, 2008, as Supplemented

JPMorgan SmartRetirement Income Fund

The following “Annual Fund Operating Expenses” table from the JPMorgan SmartRetirement Income Fund in the “Fees and Expenses for Class R2 Shares” section of the Class R2 Shares Prospectus replace the corresponding table on page 6 of the Prospectus.

ANNUAL FUND OPERATING EXPENSES (%)1

(Expenses that are deducted from Fund assets)

Class R2
Management Fees	NONE
Distribution (Rule 12b-1) Fees	0.50
Shareholder Service Fees[2]	0.25
Other Expenses[3]	0.06
Acquired Fund (Underlying Fund) Fee and Expenses[4]	0.57
Total Annual Fund Operating Expenses	1.38
Fee Waivers and/or Expenses Reimbursements[2,5]	(0.14)
Net Expenses[5]	1.24

1	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual sub-minimum account fee may be applicable.

2	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursements.”

3	“Other Expenses” are based on estimated amounts for the current fiscal year.

4	“Acquired Fund (Underlying Fund) Fees and Expenses” are based on the allocation of the Fund’s assets among the underlying funds calculated on a daily basis through the Fund’s last fiscal year. This amount reflects the allocation through the Fund’s last fiscal year and does not reflect subsequent allocations among the underlying funds. The Fund invests in Class R5 Shares in the underlying funds to the extent that they are available. To the extent that an underlying fund does not offer Class R5 Shares, the Fund will invest in Institutional Class Shares, if available. To the extent that an underlying fund does not offer Class R5 Shares or Institutional Class Shares, the Fund will invest in Select Class Shares, if available. Acquired Fund (Underlying Fund) Fees and Expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.

5	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes, and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.67% of the average daily net assets of the Class R2 Shares through 10/31/09. Without the Acquired Fund (Underlying Fund) Fees and Expenses, the Total Annual Fund Operating Expenses of the Fund would be 0.81% of the average daily net assets for Class R2 Shares. Effective 9/1/09, the Fund’s service

SUP-SR-R2-809

providers have voluntarily agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes, and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.52% of the average daily net assets of the Class R2 Shares. Effective 11/1/09, the Class R2 waiver will become contractual and shall continue until at least 10/31/10. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

JPMorgan SmartRetirement 2010 Fund

The following “Annual Fund Operating Expenses” table from the JPMorgan SmartRetirement 2010 Fund in the “Fees and Expenses for Class R2 Shares” section of the Class R2 Shares Prospectus replace the corresponding table on page 13 of the Prospectus.

ANNUAL FUND OPERATING EXPENSES (%)1

(Expenses that are deducted from Fund assets)

Class R2
Management Fees	NONE
Distribution (Rule 12b-1) Fees	0.50
Shareholder Service Fees[2]	0.25
Other Expenses[3]	0.12
Acquired Fund (Underlying Fund) Fee and Expenses[4]	0.63
Total Annual Fund Operating Expenses	1.50
Fee Waivers and/or Expenses Reimbursements[2,5]	(0.19)
Net Expenses[5]	1.31

1	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual sub-minimum account fee may be applicable.

2	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursements.”

3	“Other Expenses” are based on estimated amounts for the current fiscal year.

4	“Acquired Fund (Underlying Fund) Fees and Expenses” are based on the allocation of the Fund’s assets among the underlying funds calculated on a daily basis through the Fund’s last fiscal year. This amount reflects the allocation through the Fund’s last fiscal year and does not reflect subsequent allocations among the underlying funds. The Fund invests in Class R5 Shares in the underlying funds to the extent that they are available. To the extent that an underlying fund does not offer Class R5 Shares, the Fund will invest in Institutional Class Shares, if available. To the extent that an underlying fund does not offer Class R5 Shares or Institutional Class Shares, the Fund will invest in Select Class Shares, if available. Acquired Fund (Underlying Fund) Fees and Expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.

5	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes, and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.68% of the average daily net assets of the Class R2 Shares through 10/31/09. Without the Acquired Fund (Underlying Fund) Fees and Expenses, the Total Annual Fund Operating Expenses of the Fund would be 0.87% of the average daily net assets for Class R2 Shares. Effective 9/1/09, the Fund’s service providers have voluntarily agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes, and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.53% of the average daily net assets of the Class R2 Shares. Effective 11/1/09, the Class R2 waiver will become contractual and shall continue until at least 10/31/10. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

JPMorgan SmartRetirement 2015 Fund

The following “Annual Fund Operating Expenses” table from the JPMorgan SmartRetirement 2015 Fund in the “Fees and Expenses for Class R2 Shares” section of the Class R2 Shares Prospectus replace the corresponding table on page 20 of the Prospectus.

ANNUAL FUND OPERATING EXPENSES (%)1

(Expenses that are deducted from Fund assets)

Class R2
Management Fees	NONE
Distribution (Rule 12b-1) Fees	0.50
Shareholder Service Fees[2]	0.25
Other Expenses[3]	0.15
Acquired Fund (Underlying Fund) Fee and Expenses[4]	0.70
Total Annual Fund Operating Expenses	1.60
Fee Waivers and/or Expenses Reimbursements[2,5]	(0.22)
Net Expenses[5]	1.38

1	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual sub-minimum account fee may be applicable.

2	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursements.”

3	“Other Expenses” are based on estimated amounts for the current fiscal year.

4	“Acquired Fund (Underlying Fund) Fees and Expenses” are based on the allocation of the Fund’s assets among the underlying funds calculated on a daily basis through the Fund’s last fiscal year. This amount reflects the allocation through the Fund’s last fiscal year and does not reflect subsequent allocations among the underlying funds. The Fund invests in Class R5 Shares in the underlying funds to the extent that they are available. To the extent that an underlying fund does not offer Class R5 Shares, the Fund will invest in Institutional Class Shares, if available. To the extent that an underlying fund does not offer Class R5 Shares or Institutional Class Shares, the Fund will invest in Select Class Shares, if available. Acquired Fund (Underlying Fund) Fees and Expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.

5	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes, and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.68% of the average daily net assets of the Class R2 Shares through 10/31/09. Without the Acquired Fund (Underlying Fund) Fees and Expenses, the Total Annual Fund Operating Expenses of the Fund would be 0.90% of the average daily net assets for Class R2 Shares. Effective 9/1/09, the Fund’s service providers have voluntarily agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes, and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.53% of the average daily net assets of the Class R2 Shares. Effective 11/1/09, the Class R2 waiver will become contractual and shall continue until at least 10/31/10. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

JPMorgan SmartRetirement 2020 Fund

The following “Annual Fund Operating Expenses” table from the JPMorgan SmartRetirement 2020 Fund in the “Fees and Expenses for Class R2 Shares” section of the Class R2 Shares Prospectus replace the corresponding table on page 27 of the Prospectus.

ANNUAL FUND OPERATING EXPENSES (%)1

(Expenses that are deducted from Fund assets)

Class R2
Management Fees	NONE
Distribution (Rule 12b-1) Fees	0.50
Shareholder Service Fees[2]	0.25
Other Expenses[3]	0.18
Acquired Fund (Underlying Fund) Fee and Expenses[4]	0.74
Total Annual Fund Operating Expenses	1.67
Fee Waivers and/or Expenses Reimbursements[2,5]	(0.25)
Net Expenses[5]	1.42

1	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual sub-minimum account fee may be applicable.

2	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursements.”

3	“Other Expenses” are based on estimated amounts for the current fiscal year.

4	“Acquired Fund (Underlying Fund) Fees and Expenses” are based on the allocation of the Fund’s assets among the underlying funds calculated on a daily basis through the Fund’s last fiscal year. This amount reflects the allocation through the Fund’s last fiscal year and does not reflect subsequent allocations among the underlying funds. The Fund invests in Class R5 Shares in the underlying funds to the extent that they are available. To the extent that an underlying fund does not offer Class R5 Shares, the Fund will invest in Institutional Class Shares, if available. To the extent that an underlying fund does not offer Class R5 Shares or Institutional Class Shares, the Fund will invest in Select Class Shares, if available. Acquired Fund (Underlying Fund) Fees and Expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.

5	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes, and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.68% of the average daily net assets of the Class R2 Shares through 10/31/09. Without the Acquired Fund (Underlying Fund) Fees and Expenses, the Total Annual Fund Operating Expenses of the Fund would be 0.93% of the average daily net assets for Class R2 Shares. Effective 9/1/09, the Fund’s service providers have voluntarily agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes, and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.53% of the average daily net assets of the Class R2 Shares. Effective 11/1/09, the Class R2 waiver will become contractual and shall continue until at least 10/31/10. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

JPMorgan SmartRetirement 2025 Fund

The following “Annual Fund Operating Expenses” table from the JPMorgan SmartRetirement 2025 Fund in the “Fees and Expenses for Class R2 Shares” section of the Class R2 Shares Prospectus replace the corresponding table on page 32 of the Prospectus.

ANNUAL FUND OPERATING EXPENSES (%)1

(Expenses that are deducted from Fund assets)

Class R2
Management Fees	NONE
Distribution (Rule 12b-1) Fees	0.50
Shareholder Service Fees[2]	0.25
Other Expenses[3]	0.03
Acquired Fund (Underlying Fund) Fee and Expenses[4]	0.76
Total Annual Fund Operating Expenses	1.54
Fee Waivers and/or Expenses Reimbursements[2,5]	(0.09)
Net Expenses[5]	1.45

1	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual sub-minimum account fee may be applicable.

2	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursements.”

3	“Other Expenses” are based on estimated amounts for the current fiscal year.

4	“Acquired Fund (Underlying Fund) Fees and Expenses” are based on the allocation of the Fund’s assets among the underlying funds calculated on a daily basis through the Fund’s last fiscal year. This amount reflects the allocation through the Fund’s last fiscal year and does not reflect subsequent allocations among the underlying funds. The Fund invests in Class R5 Shares in the underlying funds to the extent that they are available. To the extent that an underlying fund does not offer Class R5 Shares, the Fund will invest in Institutional Class Shares, if available. To the extent that an underlying fund does not offer Class R5 Shares or Institutional Class Shares, the Fund will invest in Select Class Shares, if available. Acquired Fund (Underlying Fund) Fees and Expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.

5	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes, and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.69% of the average daily net assets of the Class R2 Shares through 10/31/09. Without the Acquired Fund (Underlying Fund) Fees and Expenses, the Total Annual Fund Operating Expenses of the Fund would be 0.78% of the average daily net assets for Class R2 Shares. Effective 9/1/09, the Fund’s service providers have voluntarily agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes, and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.54% of the average daily net assets of the Class R2 Shares. Effective 11/1/09, the Class R2 waiver will become contractual and shall continue until at least 10/31/10. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

JPMorgan SmartRetirement 2030 Fund

The following “Annual Fund Operating Expenses” table from the JPMorgan SmartRetirement 2030 Fund in the “Fees and Expenses for Class R2 Shares” section of the Class R2 Shares Prospectus replace the corresponding table on page 39 of the Prospectus.

ANNUAL FUND OPERATING EXPENSES (%)1

(Expenses that are deducted from Fund assets)

Class R2
Management Fees	NONE
Distribution (Rule 12b-1) Fees	0.50
Shareholder Service Fees[2]	0.25
Other Expenses[3]	0.18
Acquired Fund (Underlying Fund) Fee and Expenses[4]	0.82
Total Annual Fund Operating Expenses	1.75
Fee Waivers and/or Expenses Reimbursements[2,5]	(0.24)
Net Expenses[5]	1.51

1	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual sub-minimum account fee may be applicable.

2	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursements.”

3	“Other Expenses” are based on estimated amounts for the current fiscal year.

4	“Acquired Fund (Underlying Fund) Fees and Expenses” are based on the allocation of the Fund’s assets among the underlying funds calculated on a daily basis through the Fund’s last fiscal year. This amount reflects the allocation through the Fund’s last fiscal year and does not reflect subsequent allocations among the underlying funds. The Fund invests in Class R5 Shares in the underlying funds to the extent that they are available. To the extent that an underlying fund does not offer Class R5 Shares, the Fund will invest in Institutional Class Shares, if available. To the extent that an underlying fund does not offer Class R5 Shares or Institutional Class Shares, the Fund will invest in Select Class Shares, if available. Acquired Fund (Underlying Fund) Fees and Expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.

5	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes, and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.69% of the average daily net assets of the Class R2 Shares through 10/31/09. Without the Acquired Fund (Underlying Fund) Fees and Expenses, the Total Annual Fund Operating Expenses of the Fund would be 0.93% of the average daily net assets for Class R2 Shares. Effective 9/1/09, the Fund’s service providers have voluntarily agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes, and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.54% of the average daily net assets of the Class R2 Shares. Effective 11/1/09, the Class R2 waiver will become contractual and shall continue until at least 10/31/10. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

JPMorgan SmartRetirement 2035 Fund

The following “Annual Fund Operating Expenses” table from the JPMorgan SmartRetirement 2035 Fund in the “Fees and Expenses for Class R2 Shares” section of the Class R2 Shares Prospectus replace the corresponding table on page 44 of the Prospectus.

ANNUAL FUND OPERATING EXPENSES (%)1

(Expenses that are deducted from Fund assets)

Class R2
Management Fees	NONE
Distribution (Rule 12b-1) Fees	0.50
Shareholder Service Fees[2]	0.25
Other Expenses[3]	0.08
Acquired Fund (Underlying Fund) Fee and Expenses[4]	0.81
Total Annual Fund Operating Expenses	1.64
Fee Waivers and/or Expenses Reimbursements[2,5]	(0.14)
Net Expenses	1.50

1	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual sub-minimum account fee may be applicable.

2	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursements.”

3	“Other Expenses” are based on estimated amounts for the current fiscal year.

4	“Acquired Fund (Underlying Fund) Fees and Expenses” are based on the allocation of the Fund’s assets among the underlying funds calculated on a daily basis through the Fund’s last fiscal year. This amount reflects the allocation through the Fund’s last fiscal year and does not reflect subsequent allocations among the underlying funds. The Fund invests in Class R5 Shares in the underlying funds to the extent that they are available. To the extent that an underlying fund does not offer Class R5 Shares, the Fund will invest in Institutional Class Shares, if available. To the extent that an underlying fund does not offer Class R5 Shares or Institutional Class Shares, the Fund will invest in Select Class Shares, if available. Acquired Fund (Underlying Fund) Fees and Expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.

5	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes, and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.69% of the average daily net assets of the Class R2 Shares through 10/31/09. Without the Acquired Fund (Underlying Fund) Fees and Expenses, the Total Annual Fund Operating Expenses of the Fund would be 0.83% of the average daily net assets for Class R2 Shares. Effective 9/1/09, the Fund’s service providers have voluntarily agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes, and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.54% of the average daily net assets of the Class R2 Shares. Effective 11/1/09, the Class R2 waiver will become contractual and shall continue until at least 10/31/10. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

JPMorgan SmartRetirement 2040 Fund

The following “Annual Fund Operating Expenses” table from the JPMorgan SmartRetirement 2040 Fund in the “Fees and Expenses for Class R2 Shares” section of the Class R2 Shares Prospectus replace the corresponding table on page 51 of the Prospectus.

ANNUAL FUND OPERATING EXPENSES (%)1

(Expenses that are deducted from Fund assets)

Class R2
Management Fees	NONE
Distribution (Rule 12b-1) Fees	0.50
Shareholder Service Fees[2]	0.25
Other Expenses[3]	0.22
Acquired Fund (Underlying Fund) Fee and Expenses[4]	0.83
Total Annual Fund Operating Expenses	1.80
Fee Waivers and/or Expenses Reimbursements[2,5]	(0.28)
Net Expenses[5]	1.52

1	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual sub-minimum account fee may be applicable.

2	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursements.”

3	“Other Expenses” are based on estimated amounts for the current fiscal year.

4	“Acquired Fund (Underlying Fund) Fees and Expenses” are based on the allocation of the Fund’s assets among the underlying funds calculated on a daily basis through the Fund’s last fiscal year. This amount reflects the allocation through the Fund’s last fiscal year and does not reflect subsequent allocations among the underlying funds. The Fund invests in Class R5 Shares in the underlying funds to the extent that they are available. To the extent that an underlying fund does not offer Class R5 Shares, the Fund will invest in Institutional Class Shares, if available. To the extent that an underlying fund does not offer Class R5 Shares or Institutional Class Shares, the Fund will invest in Select Class Shares, if available. Acquired Fund (Underlying Fund) Fees and Expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.

5	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes, and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.69% of the average daily net assets of the Class R2 Shares through 10/31/09. Without the Acquired Fund (Underlying Fund) Fees and Expenses, the Total Annual Fund Operating Expenses of the Fund would be 0.97% of the average daily net assets for Class R2 Shares. Effective 9/1/09, the Fund’s service providers have voluntarily agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes, and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.54% of the average daily net assets of the Class R2 Shares. Effective 11/1/09, the Class R2 waiver will become contractual and shall continue until at least 10/31/10. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

JPMorgan SmartRetirement 2045 Fund

The following “Annual Fund Operating Expenses” table from the JPMorgan SmartRetirement 2045 Fund in the “Fees and Expenses for Class R2 Shares” section of the Class R2 Shares Prospectus replace the corresponding table on page 56 of the Prospectus.

ANNUAL FUND OPERATING EXPENSES (%)1

(Expenses that are deducted from Fund assets)

Class R2
Management Fees	NONE
Distribution (Rule 12b-1) Fees	0.50
Shareholder Service Fees[2]	0.25
Other Expenses[3]	1.78
Acquired Fund (Underlying Fund) Fee and Expenses[4]	0.82
Total Annual Fund Operating Expenses	3.35
Fee Waivers and/or Expenses Reimbursements[2,5]	(1.84)
Net Expenses	1.51

1	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual sub-minimum account fee may be applicable.

2	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursements.”

3	“Other Expenses” are based on estimated amounts for the current fiscal year.

4	“Acquired Fund (Underlying Fund) Fees and Expenses” are based on the allocation of the Fund’s assets among the underlying funds calculated on a daily basis through the Fund’s last fiscal year. This amount reflects the allocation through the Fund’s last fiscal year and does not reflect subsequent allocations among the underlying funds. The Fund invests in Class R5 Shares in the underlying funds to the extent that they are available. To the extent that an underlying fund does not offer Class R5 Shares, the Fund will invest in Institutional Class Shares, if available. To the extent that an underlying fund does not offer Class R5 Shares or Institutional Class Shares, the Fund will invest in Select Class Shares, if available. Acquired Fund (Underlying Fund) Fees and Expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.

5	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes, and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.69% of the average daily net assets of the Class R2 Shares through 10/31/09. Without the Acquired Fund (Underlying Fund) Fees and Expenses, the Total Annual Fund Operating Expenses of the Fund would be 2.53% of the average daily net assets for Class R2 Shares. Effective 9/1/09, the Fund’s service providers have voluntarily agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes, and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.54% of the average daily net assets of the Class R2 Shares. Effective 11/1/09, the Class R2 waiver will become contractual and shall continue until at least 10/31/10. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

JPMorgan SmartRetirement 2050 Fund

The following “Annual Fund Operating Expenses” table from the JPMorgan SmartRetirement 2050 Fund in the “Fees and Expenses for Class R2 Shares” section of the Class R2 Shares Prospectus replace the corresponding table on page 61 of the Prospectus.

ANNUAL FUND OPERATING EXPENSES (%)1

(Expenses that are deducted from Fund assets)

Class R2
Management Fees	NONE
Distribution (Rule 12b-1) Fees	0.50
Shareholder Service Fees[2]	0.25
Other Expenses[3]	2.60
Acquired Fund (Underlying Fund) Fee and Expenses[4]	0.82
Total Annual Fund Operating Expenses	4.17
Fee Waivers and/or Expenses Reimbursements[2,5]	(2.66)
Net Expenses	1.51

1	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual sub-minimum account fee may be applicable.

2	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursements.”

3	“Other Expenses” are based on estimated amounts for the current fiscal year.

4	“Acquired Fund (Underlying Fund) Fees and Expenses” are based on the allocation of the Fund’s assets among the underlying funds calculated on a daily basis through the Fund’s last fiscal year. This amount reflects the allocation through the Fund’s last fiscal year and does not reflect subsequent allocations among the underlying funds. The Fund invests in Class R5 Shares in the underlying funds to the extent that they are available. To the extent that an underlying fund does not offer Class R5 Shares, the Fund will invest in Institutional Class Shares, if available. To the extent that an underlying fund does not offer Class R5 Shares or Institutional Class Shares, the Fund will invest in Select Class Shares, if available. Acquired Fund (Underlying Fund) Fees and Expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.

5	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes, and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.69% of the average daily net assets of the Class R2 Shares through 10/31/09. Without the Acquired Fund (Underlying Fund) Fees and Expenses, the Total Annual Fund Operating Expenses of the Fund would be 3.35% of the average daily net assets for Class R2 Shares. Effective 9/1/09, the Fund’s service providers have voluntarily agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes, and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.54% of the average daily net assets of the Class R2 Shares. Effective 11/1/09, the Class R2 waiver will become contractual and shall continue until at least 10/31/10. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Intrepid Value Fund
(Class A and Class C Shares)
(a series of JPMorgan Trust I)

Supplement dated August 27, 2009
to the Prospectuses dated November 1, 2008, as supplemented

Effective September 1, 2009, the following “Annual Operating Expenses” and “Example” tables for the JPMorgan Intrepid Value Fund (the “Fund”) replace the corresponding tables on pages 36 and 37 in the “Investor Expenses for Class A and Class C Shares” section of the Fund’s Prospectus for Class A and Class C Shares.

ANNUAL OPERATING EXPENSES (%)

(Expenses that are deducted from Class A and Class C assets)

	Class A	Class C
Management Fees	0.65	0.65
Distribution (Rule 12b-1) Fees	0.25	0.75
Shareholder Service Fees	0.25	0.25
Other Expenses[1]	0.27	0.27
Acquired Fund Fee and Expenses[2]	0.03	0.03
Total Annual Operating Expenses[3,4]	1.45	1.95
Fee Waivers and/or Expenses Reimbursements[4]	(0.33)	(0.33)
Net Expenses[4]	1.12	1.62

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the fiscal year ended 6/30/08.

2	“Acquired Fund Fees and Expenses” are based on the allocation of the Fund’s assets among the acquired funds calculated on a daily basis through the Fund’s fiscal year ended 6/30/08. This amount reflects the allocation only through the fiscal year ended 6/30/08. “Acquired Fund Fees and Expenses” will vary with changes in the expenses of the acquired funds as well as allocation of the Fund’s assets, and may be higher or lower than those shown above.

3	The Total Annual Operating Expenses included in the fee table do not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

4	JPMIM, the Fund’s Administrator and Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent that Total Annual Operating Expenses of the Class A and Class C Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.09% and 1.59%, respectively, of their average daily net assets through 10/31/10. Without the Acquired Fund Fees and Expenses, the Total Annual Operating Expenses would have been 1.42% and 1.92% for Class A Shares and Class C Shares, respectively, and Net Expenses would have been 1.09% and 1.59% for the Class A Shares and Class C Shares, respectively. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

SUP-IV-AC-809

Example

The example below is intended to help you compare the cost of investing in Class A and Class C Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 10/31/10 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of Class A and Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WILL BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES* ($)	633	929	1,246	2,142
CLASS C SHARES** ($)	265	580	1,022	2,248

IF YOU DO NOT SELL YOUR SHARES YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES* ($)	633	929	1,246	2,142
CLASS C SHARES ($)	265	580	1,022	2,248

*	Assumes sale charge is deducted when shares are purchased.

**	Assumes applicable deferred sales charge is deducted when shares are sold.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Intrepid Value Fund
(Class R2 Shares)
(a series of JPMorgan Trust I)

Supplement dated August 27, 2009
to the Prospectuses dated November 1, 2008, as supplemented

Effective September 1, 2009, the following “Annual Operating Expenses” and “Example” tables for the JPMorgan Intrepid Value Fund (the “Fund”) replace the corresponding tables on page 20 in the “Investor Expenses for Class R2 Shares” section of the Fund’s Prospectus for Class R2 Shares.

ANNUAL OPERATING EXPENSES (%)

(Expenses that are deducted from Class R2 assets)

Class R2
Management Fees	0.65
Distribution (Rule 12b-1) Fees	0.50
Shareholder Service Fees	0.25
Other Expenses[1]	0.27
Acquired Fund Fee and Expenses[2]	0.03
Total Annual Operating Expenses[3,4]	1.70
Fee Waivers and/or Expenses Reimbursements[4]	(0.33)
Net Expenses[4]	1.37

1	“Other Expenses” have been calculated based on the actual amounts incurred in the fiscal year ended 6/30/08.

2	“Acquired Fund Fees and Expenses” are based on the allocation of the Fund’s assets among the acquired funds calculated on a daily basis through the Fund’s fiscal year ended 6/30/08. This amount reflects the allocation only through the fiscal year ended 6/30/08. “Acquired Fund Fees and Expenses” will vary with changes in the expenses of the acquired funds as well as allocation of the Fund’s assets, and may be higher or lower than those shown above.

3	The Total Annual Operating Expenses included in the fee table do not correlate to the ratio of expenses to average net assists in the Financial Highlights. The Financial Highlights reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

4	JPMIM, the Fund’s Administrator and Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent that Total Annual Operating Expenses of the Class R2 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.34% of their average daily net assets through 10/31/10. Without the Acquired Fund Fees and Expenses, the Total Annual Operating Expenses would have been 1.67% and Net Expenses would have been 1.34% of the average daily net assets for Class R2 Shares. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in Class R2 Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 10/31/10 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of Class R2 Shares and your actual costs may be higher or lower.

YOUR COST ($)

(with or without redemption)

1 Year	3 Years	5 Years	10 Years
139	504	892	1,981

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-IV-R2-809

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Intrepid Value Fund
(Class R5 Shares)
(a series of JPMorgan Trust I)

Supplement dated August 27, 2009
to the Prospectuses dated November 1, 2008, as supplemented

Effective September 1, 2009, the following “Annual Fund Operating Expenses” and “Example” tables for the JPMorgan Intrepid Value Fund (the “Fund”) replace the corresponding tables on page 15 in the “Investor Expenses for Class R5 Shares” section of the Fund’s Prospectus for Class R5 Shares.

ANNUAL FUND OPERATING EXPENSES (%)

(Expenses that are deducted from Class R5 assets)

Class R5
Management Fees	0.65
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees	0.05
Other Expenses[1]	0.24
Acquired Fund Fee and Expenses[2]	0.03
Total Annual Operating Expenses[3,4]	0.97
Fee Waivers and/or Expenses Reimbursements[4]	(0.30)
Net Expenses[4]	0.67

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the fiscal year ended 6/30/08.

2	“Acquired Fund Fees and Expenses” are based on the allocation of the Fund’s assets among the acquired funds calculated on a daily basis through the Fund’s fiscal year ended 6/30/08. This amount reflects the allocation only through the fiscal year ended 6/30/08. “Acquired Fund Fees and Expenses” will vary with changes in the expenses of the acquired funds as well as allocation of the Fund’s assets, and may be higher or lower than those shown above.

3	The Total Annual Operating Expenses included in the fee table do not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

4	JPMIM, the Fund’s Administrator and Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent that Total Annual Operating Expenses of the Class R5 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.64% of their average daily net assets through 10/31/10. Without the Acquired Fund Fees and Expenses, the Total Annual Operating Expenses would have been 0.94% and Net Expenses would have been 0.64% of the average daily net assets for the Class R5 Shares. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in Class R5 Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 10/31/10 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of Class R5 Shares and your actual costs may be higher or lower.

YOUR COST ($)

(with or without redemption)

1 Year	3 Years	5 Years	10 Years
68	279	507	1,162

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-IV-R5-809

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Intrepid Value Fund
(Select Class Shares)
(a series of JPMorgan Trust I)

Supplement dated August 27, 2009
to the Prospectuses dated November 1, 2008, as supplemented

Effective September 1, 2009, the following “Annual Operating Expenses” and “Example” tables for the JPMorgan Intrepid Value Fund (the “Fund”) replace the corresponding tables on page 31 in the “Investor Expenses for Select Class Shares” section of the Fund’s Prospectus for Select Shares.

ANNUAL OPERATING EXPENSES (%)

(Expenses that are deducted from Select Class assets)

Select Class
Management Fees	0.65
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees	0.25
Other Expenses[1]	0.27
Acquired Fund Fee and Expenses[2]	0.03
Total Annual Operating Expenses[3,4]	1.20
Fee Waivers and/or Expenses Reimbursements[4]	(0.33)
Net Expenses[4]	0.87

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the fiscal year ended 6/30/08.

2	“Acquired Fund Fees and Expenses” are based on the allocation of the Fund’s assets among the acquired funds calculated on a daily basis through the Fund’s fiscal year ended 6/30/08. This amount reflects the allocation only through the fiscal year ended 6/30/08. “Acquired Fund Fees and Expenses” will vary with changes in the expenses of the acquired funds as well as allocation of the Fund’s assets, and may be higher or lower than those shown above.

3	The Total Annual Operating Expenses included in the fee table do not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

4	JPMIM, the Fund’s Administrator and Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent that Total Annual Operating Expenses of the Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.84% of their average daily net assets through 10/31/10. Without the Acquired Fund Fees and Expenses, the Total Annual Operating Expenses would have been 1.17% and Net Expenses would have been 0.84% of the average daily net assets for Select Class Shares. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in Select Class Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 10/31/10 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of Select Class Shares and your actual costs may be higher or lower.

YOUR COST ($)

(with or without redemption)

1 Year	3 Years	5 Years	10 Years
89	348	628	1,425

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-IV-S-809